CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)		Total	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Retained Earnings (Accumulated Deficit)	Class A Ordinary Share [Member]	Class B Ordinary Shares [Member]		Class B Ordinary Shares [Member] Previously Reported
Beginning balance at Dec. 17, 2020		$ 0				$ 0
Beginning Balance (in Shares) at Dec. 17, 2020						0
Issuance of Class B ordinary shares to Sponsor	[1]	25,000	$ 24,209				$ 791
Issuance of Class B ordinary shares to Sponsor, shares	[1]						7,906,250
Net income		(8,000)			$ (8,000)
Ending Balance at Dec. 31, 2020		17,000	24,137	$ 24,209	(8,000)		$ 863	[2]	$ 791
Ending Balance (in Shares) at Dec. 31, 2020							8,625,000	[2]	7,906,250
Sale of units in initial public offering, net of fair value of public warrant liabilities		315,119,999	315,116,750			$ 3,249
Sale of units in initial public offering, net of fair value of public warrant liabilities (in Shares)						32,500,000
Excess cash received over the fair value of the private warrants		2,040,000	2,040,000
Offering costs		(17,947,371)	(17,947,371)
Class A ordinary shares subject to possible redemption		(295,299,530)	(295,296,577)			$ (2,953)
Class A ordinary shares subject to possible redemption (in Shares)						(29,529,953)
Net income		1,069,908			1,069,908
Ending Balance at Mar. 31, 2021		$ 5,000,006	$ 3,936,939		$ 1,061,908	$ 296	$ 863	[2]
Ending Balance (in Shares) at Mar. 31, 2021						2,970,047	8,625,000	[2]

[1]	This number includes up to 1,031,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.
[2]	This number includes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On February 19, 2021, the underwriters partially exercised the over-allotment option to purchase an additional 2,500,000 Units; thus, only 500,000 Class B ordinary shares remained subject to forfeiture as of March 31, 2021. On April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were subsequently forfeited. (See note 4)